Note 5 - Discontinued Operations and Assets Held for Sale (Details Textual) - Shared Wireless Business [Member] - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Estimated Costs to Settle Lease Obligations	$ 453,403	$ 3,284,466
Impairment of Long-Lived Assets Held-for-use	528,364	1,618,540
Write off of Security Deposits	110,500	45,114
Accelerated Expensing of Deferred Acquistion Costs	$ 493,052	$ 410,991